Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005565
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	(5.67%)			(1.22%)
Without Sales Load [Member] | C000190631
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%	(5.46%)		(0.68%)
Without Sales Load [Member] | C000219345
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	(5.37%)	(6.42%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.42%
Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	(5.13%)			(0.84%)
Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	(5.13%)		(0.50%)
Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	(5.13%)	(6.47%)